Share-Based Payment Arrangements - Summary of RSAs (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 12, 2025	Feb. 06, 2024	Feb. 14, 2023
2021 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jul. 26, 2021
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 15, 2022
Issuance of stocks	1.4
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2022
2022 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jun. 08, 2022
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 14, 2023
Issuance of stocks	2.1
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2023
2023 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jun. 06, 2023
Resolution Date of TSMC's Board of Directors in its meeting	Feb. 06, 2024
Issuance of stocks	3.0
Eligible employees	Executive officers
Grant date/Issuance date	March 1, 2024
2024 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's shareholders in its meeting	Jun. 04, 2024
Resolution Date of TSMC's Board of Directors in its meeting	Aug. 13, 2024
Issuance of stocks	2.3
Available for issuance	1.8
Eligible employees	Executive officers
Grant date/Issuance date	September 1, 2024